CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Sep. 30, 2020
CURRENT ASSETS
Cash	$ 7,820	$ 16,890
Deposit	2,494	0
Prepayment	26,649	0
TOTAL CURRENT ASSETS	36,963	16,890
NON-CURRENT ASSETS
Property and equipment, net	19,240	0
TOTAL NON-CURRENT ASSETS	19,240	0
TOTAL ASSETS	56,203	16,890
CURRENT LIABILITIES
Accounts payable	23,365	22,200
Due to related parties	27,955	112,151
Accrued liabilities and other payables	211,649	228,965
TOTAL CURRENT LIABILITIES	262,969	363,316
TOTAL LIABILITIES	262,969	363,316
STOCKHOLDERS' DEFICIT
Ordinary shares: $ 0.0001 par value; Authorized: 250,000,000 shares; Issued and outstanding: 109,545,271 and 107,005,276 shares as of September 30, 2021 and 2020, respectively	10,955	10,701
Additional paid-in capital	30,657,209	30,408,663
Accumulated other comprehensive income	118,047	119,751
Accumulated deficit	(30,992,977)	(30,885,541)
Total stockholders' deficit	(206,766)	(346,426)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 56,203	$ 16,890